Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 8 - Debt

As of September 30, 2021 and December 31, 2020, debt consisted of the following:

	As of	As of
	September 30,	December 31,
	2021	2020
Long-term debt	$294,933	$5,677,505
Short-term debt	3,304,897	7,745,843
Related party notes payable	-	3,001,366
Convertible Notes, net of subscriptions to members	-	8,254,390
Payroll protection loan	-	1,669,552
Other notes payable	-	212,066
Line of credit	3,500,000	3,500,000
Total notes payable	7,099,830	30,060,722
Less: current portion	(3,445,495)	(22,649,995)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	154,335	3,910,727
Deferred financing fees	-	(36,492)
Total notes payable, net	$154,335	$3,874,235

Long-Term Debt

Outstanding as of September 30, 2021

Unless otherwise stated, collateralized loans are secured by the net book value of the assets of the Company, totaling $46,925,790 as of September 30, 2021.

On December 3, 2018, the Company entered into a business loan agreement with First United Bank and Trust Co. (“Loan Agreement”), for a principal balance of $89,001. The Loan Agreement calls for monthly principal and interest payments of $1,664, at an interest rate of 4.49% per annum, and matures on December 15, 2023. The principal amount due on the Loan Agreement was $42,650 as of September 30, 2021. The Loan Agreement is secured by the vehicles acquired with the loan having a carrying value which approximates the outstanding loan balance.

On March 12, 2021, the Company entered into a note payable agreement (“Broken Stone Agreement”) with Broken Stone Investments, LLC. for the principal amount of $200,000, bearing interest at 5% per annum, with all principal and accrued interest thereon due and payable at maturity of June 1, 2023. The Broken Stone Agreement calls for monthly principal and interest payments of $8,774 to commence on July 1, 2021 through maturity on June 1, 2023. As of September 30, 2021, the balance on this loan was $178,294.

Retired during the nine months ended September 30, 2021

On January 24, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement”) for the principal amount of $1,000,000. The balance as of December 31, 2020 was $156,866, which was repaid in full.

On February 9, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 2”) for the principal amount of $1,000,000. The balance as of December 31, 2020 was $156,510, which was repaid in full.

On June 29, 2018, the Company entered into a promissory note agreement with Origin Bank (“Mortgage”) for the principal amount of $1,240,000. The balance as of December 31, 2020 was $1,160,547, which was satisfied in full with the sale-leaseback of the Madill property.

On January 14, 2020, the Company entered into a promissory note agreement with an individual investor, (“Promissory Note”) for a principal balance of $250,000. The balance as of December 31, 2020 was $250,000, which was repaid in full.

On January 16, 2020, the Company entered into a loan and security agreement (“Lender Agreement”) with Montgomery Capital Partners III, LP, (the “Lender”) for a principal balance up to $2,000,000. The balance as of December 31, 2020 was $1,888,318, which was repaid in full.

Short-Term Debt

Outstanding as of September 30, 2021

Effective November 1, 2021, the maturity date on all notes outstanding with Origin Bank were extended to November 30, 2021 under similar terms, and the waiver for debt covenants was extended to November 30, 2021. The Company is in active discussions to refinance all outstanding notes held with Origin Bank with certain lenders.

On August 17, 2018, the Company entered into a promissory note agreement with Origin Bank (“CapEx”) with a limit on borrowings of $2,240,000. As of September 30, 2021 and December 31, 2020, the principal amount due on the CapEx was $1,304,896 and $1,521,874, respectively.

On June 23, 2020, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 3”) for the principal amount of $2,000,000. The Security Agreement 3 calls for interest only payments beginning August 5, 2020 through September 5, 2020, at an interest rate of 5% per annum, with the entire balance maturing on October 5, 2020. The maturity date has been extended to November 30, 2021. The Security Agreement 3 is secured by the assets of the Company and guaranteed by certain directors of the Company. As of September 30, 2021, the principal amount due on Security Agreement 3 was $2,000,000.

Retired during the nine months ended September 30, 2021

On July 15, 2019, the Company entered into a note payable agreement (“VM Agreement”) with Van Maren Financial (USA), Inc. for the principal amount of $2,000,000, which was increased to $3,250,000 effective December 15, 2019. This loan was repaid in full.

On April 6, 2020, the Company entered into a secondary loan and security agreement (“Lender Agreement 2”) with Montgomery Capital Partners III, LP, with a schedule of lenders, for a principal balance of $2,700,000, which was repaid in full.

On December 11, 2020, the Company entered into a note payable agreement (“Kalahari Seller Note”) as a result of the transaction to acquire certain assets of Kalahari Brands, Inc., in the principal sum of $3,245,843, which was repaid in full.

On March 25, 2021, the Company entered into a note payable agreement (“VM Agreement #2”) with Van Maren Financial (USA), Inc. for the principal amount of $4,610,000, which was repaid in full.

On May 24, 2021, the Company entered into a note payable agreement (“CVI Agreement”) with CVI Investments, Inc. for the principal amount of $2,300,000, which was repaid in full.

On June 30, 2021, the Company entered into a note payable agreement (“ICBT Agreement”) with ICBT Holdings, Ltd. for the principal amount of up to $1,666,667 of which $833,333 of principal was drawn, which was repaid in full.

On June 30, 2021, the Company entered into a note payable agreement (“MCA #4 Agreement”) with Montgomery Capital Partners IV, LP. for the principal amount of up to $2,900,000, which was repaid in full.

Related Party Notes Payable

On January 13, 2021, the Company entered into a note payable agreement with a principal balance of $1,600,000 (the “Member Note Payable”) with a member of the Company. The Member Note Payable bears interest at 6% per annum. Principal and accrued interest of the Member Note Payable was exchanged for participation in the Bridge Notes on January 28, 2021. The Company then entered into an additional Bridge Note with the same member with a principal balance of $190,000 on January 28, 2021. The Bridge Notes were satisfied in full by the Company in exchange for Class A common stock upon the consummation of the Business Combination on July 20, 2021.

Effective January 28, 2021, the VM Agreement was amended to extend the maturity date to June 30, 2021, and the Company subsequently paid off all outstanding principal and accrued interest on February 2, 2021.

Effective March 25, 2021, the Company entered into VM Agreement #2 totaling $4,610,000, at 12% interest per annum and a maturity date of September 30, 2021. As of June 30, 2021, $4,610,000 of this amount had been drawn from the lender. This loan was repaid in full on July 20, 2021.

Interest expense on related party notes payable totaled $34,926 and $202,112 for the three and nine months ended September 30, 2021, respectively. Interest expense on related party notes payable totaled $271,599 and $808,893 for the three and nine months ended September 30, 2020, respectively.

Convertible Notes

From August 19, 2019 through December 2, 2019, the Company entered into multiple convertible note agreements (the “2019 Convertible Notes”) totaling $5,414,390. The 2019 Convertible Notes were to mature 24 months after issuance, and bore interest at a rate of 6% per annum and were payable upon maturity. Upon a triggering event or maturity, the 2019 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2019 Convertible Note agreements. The 2019 Convertible Notes were subordinate in right of payment to all current and future indebtedness of the Company.

From January 1, 2020, through July 1, 2020, the Company entered into multiple convertible note agreements (the “2020 Convertible Notes”) with various lenders totaling $2,840,000. The 2020 Convertible Notes were to mature 24 months after issuance, and bore interest at a rate of 6% per annum and were payable upon maturity. Upon a triggering event or maturity, the 2020 Convertible Notes were to convert into preferred units based upon the calculations defined in the 2020 Convertible Note agreements. The 2020 Convertible Notes were subordinate in right of payment to all current and future indebtedness of the Company.

The terms of the 2020 Convertible Notes and 2019 Convertible Notes (collectively the “Convertible Notes”) were substantively the same. In the presentation of the financial statements, the Convertible Notes are shown net of subscriptions due from certain members and officers of the Company totaling $1,650,000 of principal. Pursuant to the Closing of the Business Combination, the Convertible Notes were amended by Seller (as successor by merger to Stryve Foods, LLC) and a majority of the noteholders of the Convertible Notes to allow for a conversion into the Series 3 preferred units of Seller.

Effective January 28, 2021, the Company entered into several note agreements that could be satisfied in full by the Company in exchange for Class A common stock upon the consummation of the Business Combination (the “Bridge Notes”) totaling $10,600,000, at 6% interest and maturity dates of October 31, 2021. Upon the Closing of the Business Combination, the Company issued $10.9 million of Class A common stock satisfying, by offset, the full principal and interest accrued under the Bridge Notes.

Other Notes Payable

The Company holds various financing and lease agreements with original principal balances ranging from $20,000 through $50,000 for the six months ended September 30, 2021. The vehicle financing agreements call for monthly principal and interest payments ranging from $368 through $585 and bear interest at fixed rates ranging from 3.89% through 6.81% per annum. Outstanding principal and accrued interest are due at maturity, ranging from October 12, 2022 through September 13, 2024. The principal amount due on the agreements was $111,804 as of September 30, 2021. The financing agreements are secured by vehicles with a net book value of $77,390 as of September 30, 2021.

The Other Notes Payable, Related Party Notes Payable, and Seller Notes are subordinated to the Line of Credit.

Future minimum principal payments on the notes payable are as of September 30, 2021:

2021 (for the remainder of)	$5,769,293
2022	602,806
2023	574,788
2024	145,146
2025	7,796

$7,099,829

9 DEBT

A breakout of the classifications of debt held as of and for the years ending December 31, 2020 and 2019 are as follows :

	2020	2019
Long term debt	5,677,505	$4,736,622
Short term debt	7,745,843	3,001,366
Related party notes payable	3,001,366	3,662,067
Convertible notes, net of subscriptions to members of the company (Note 10)	8,254,390	5,414,390
Payroll protection loan	1,669,552	-
Other notes payable	212,066	407,893
Line of credit (Note 8)	3,500,000	3,500,000
Total notes payable	30,060,722	20,722,338
Less: current portion	(22,649,995)	(2,558,122)
Less: line of credit	(3,500,000)	(3,500,000)
Notes payable, net of current portion	3,910,727	14,664,216
Deferred financing fees	(36,492)	-
Total notes payable, net	$3,874,235	$14,664,216

Long Term Debt

Origin Bank

As of December 31, 2020, the Company was not in compliance with all debt covenants. Effective January 26, 2021, the maturity date on all notes outstanding with Origin bank were amended to June 30, 2021 under similar terms, and any covenant requirements were waived for the quarter ended December 31, 2020.

Unless otherwise stated, collateralized loans are secured by the net book value of the assets of the Company, totaling $27,887,131 and $19,444,978 as of December 31, 2020 and 2019, respectively.

On January 24, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement”) for the principal amount of $1,000,000. The Security Agreement calls for monthly principal and interest payments of $30,820, commencing on March 5, 2018 and reaching maturity on February 4, 2021. The Security Agreement bears interest at a variable rate that is 1% above the Lender Prime Rate on the last day of the month. Effective June 23, 2020, as a result of Security Agreement 3, the maturity date was amended to December 31, 2020. As of December 31, 2020 and 2019, the interest rate applied to the loan balance was 6.5%, and the principal amount due on the Security Agreement was $156,866 and $417,956., respectively. The Security Agreement is secured by assets of the Company and subject to certain covenants, including requirements for debt service coverage ratio, tangible net worth ratio, and liquidity requirements, as outlined in the agreement.

On February 9, 2018, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 2”) for the principal amount of $1,000,000. The Security Agreement 2 calls for monthly principal and interest payments of $30,212, commencing on March 5, 2018 and reaching maturity on February 4, 2021. The Security Agreement 2 bears interest at a variable rate that is 1% above the Lender Prime Rate on the last day of the month. Effective June 23, 2020, as a result of Security Agreement 3, the maturity date was amended to December 31, 2020. As of December 31, 2020 and 2019, the interest rate applied to the loan balance was 6.5%, and the principal amount due on the Security Agreement 2 was $156,510 and $417,004, respectively. The Security Agreement 2 is secured by the assets of the Company and subject to certain covenants, including requirements for debt service coverage ratio, tangible net worth ratio, and liquidity requirements, as outlined in the agreement.

Long Term Debt, continued

Origin Bank, continued

On June 29, 2018, the Company entered into a promissory note agreement with Origin Bank (“Mortgage”) for the principal amount of $1,240,000. The Mortgage calls for monthly principal and interest payments of $8,417, with a balloon payment of all outstanding principal and interest due on the maturity date, June 5, 2023. Effective June 23, 2020, as a result of Security Agreement 3, the maturity date was amended to December 31, 2020. The Mortgage bears fixed interest rate of 5.25% per annum. As of December 31, 2020 and 2019, the principal amount due on the Mortgage was $1,160,547 and $1,187,308, respectively. The Mortgage is secured by the assets of the Company.

On August 17, 2018, the Company entered into a promissory note agreement with Origin Bank (“CapEx”) with a limit on borrowings of $2,240,000. The CapEx calls for interest only payments until March 5, 2019, at an interest rate of 5.25% per annum on all outstanding amounts. On March 5, 2019, the Company begins monthly principal and interest payments of $42,615, with all outstanding principal and interest due on the maturity date, March 5, 2024. Effective June 23, 2020, as a result of Security Agreement 3, the maturity date was amended to December 31, 2020. As of December 31, 2020 and 2019, the principal amount due on the CapEx was $1,521,874 and $1,941,508, respectively. The CapEx is secured by the assets of the Company.

Other

On February 20, 2018, the Company entered into a note payable agreement as a result of the acquisition of Braaitime LLC, with the seller for the principal amount of $1,000,000 (“Seller Note”). The Seller Note is payable in quarterly installments of $50,000 commencing on July 1, 2018, with a final balloon payment of all outstanding principal and interest to be made on April 1, 2021. The Seller Note bears an annual interest rate equal to the lesser of (a) the lowest Applicable Federal Rate as such term is defined in Section 1274(d) of the Internal Revenue Code of 1986, as amended, as of the date of this Note, or (b) the Maximum Legal Rate. Effective December 31, 2020, all principle and accrued interest thereon was converted to Series 3 Preferred shares, at fair value, as a part of the Exchange agreement in the Related Party Notes Payable. As of December 31, 2020 and 2019, the interest rate applied to the loan was 8% and the principal amount due on the Seller Note was $0 and $700,000, respectively.

On December 3, 2018, the Company entered into a business loan agreement with First United Bank and Trust Co. (“Loan Agreement”), for a principal balance of $89,001. The Loan Agreement calls for monthly principal and interest payments of $1,664, at an interest rate of 4.49 per annum, and matures on December 15, 2023. The principal amount due on the Loan Agreement was $55,893 and $72,846 as of December 31, 2020 and 2019, respectively. The Loan Agreement is secured by the vehicles acquired with the loan having a carrying value which approximates the outstanding loan balance.

On January 14, 2020, the Company entered into a promissory note agreement with an individual investor, (“Promissory Note”) for a principal balance of $250,000, with interest only payments at a rate of 16% per annum from January 31, 2020 through June 30, 2020. On July 31, 2020, monthly installments of principal payments of $4,167 plus accrued interest were required with a balloon payment of all unpaid principal and interest on January 14, 2023. As of December 31, 2020, the principal amount remaining on the Promissory Note was $237,500.

Other, continued

On January 16, 2020, the Company entered into a loan and security agreement (“Lender Agreement”) with Montgomery Capital Partners III, LP, (the “Lender”) for a principal balance up to $2,000,000, with interest only payments at a rate of 16% per annum from January 31, 2020 through June 30, 2020. On July 31, 2020, monthly installments of principal payments of $4,167 plus accrued interest are required with a balloon payment of all unpaid principal and interest on January 16, 2023. Funds borrowed under the Lender Agreement can only be used to finance the Company’s working capital and to pay fees and expenses required or otherwise arising in connection with the negotiation, execution and consummation of the Lender Agreement and other security documents. The Lender Agreement is secured by the assets of the Company, a lien on the real property at 1006 E main Street, Madill, Oklahoma 73446, subject to the Permitted Liens, having a net book value of approximately $1,524,933, and guaranteed by certain members of the Company. Effective September 4, 2020, the Lender Agreement was amended to allow for an increase in principal up to $2,500,000. As of December 31, 2020, the principal amount remaining on the Lender Agreement was $2,388,315.

The Lender received a warrant to purchase Class A Units equivalent to 3% of the outstanding equity of the Company. The Company also retained a call provision to call the warrant at any time between issuance and maturity at specific call prices detailed in the Lender Agreement. This call provision possessed by the Company expires upon maturity of the Lender Agreement. Upon expiration of this call provision, the Lender can exercise their warrant for $1. No discount was recorded related to this warrant as it is not exercisable until maturity and if and only if the Company has not exercised its call provisions. In accordance with the guidance in ASU 2016-06 contingent put and call options in debt instruments, the Company did not account for bifurcation of the call option since it was considered clearly and closely related to the debt host.

Short Term Debt

On July 15, 2019, the Company entered into note payable agreements (“VM Agreement”) with Van Maren Financial (USA), Inc. for the principal amount of $2,000,000 bearing interest at 36% per annum, with all principal and accrued interest thereon due and payable at maturity, January 15, 2020. Effective December 15, 2019, the VM Agreement was amended to increase the principal to $3,250,000. The VM Agreement is a secured by lien on the real property at 1006 E main Street, Madill, Oklahoma 73446, subject to the Permitted Liens, having a net book value of approximately $1,524,933. During September 2020, the Company reached an agreement with Van Maren Financial (USA), Inc. whereby 66.67% of the interest owed from that point forward could be accrued and ultimately paid (at the Company’s option) in the form of Series 3 Preferred Shares of the Company. On December 31, 2020, issued 2,280.32 Series 3 Preferred Shares to account for this arrangement. There was no gain or loss as a result of this arrangement since the value given up approximated the value received. The principal balance of the VM Agreement totaling $3,001,366 (as of December 31, 2020) is included in principal outstanding on Member Notes Payable below.

The VM Agreement was paid in full on February 2, 2021. On March 25, 2021, the Company entered into a new loan agreement with Van Maren Financial (USA) Inc. (the “Replacement VM Agreement”) with a limit on borrowings of $4,500,000 at an interest rate of 1% per month (12% per annum). The Replacement VM Agreement requires a payment of 2% of all advances made under the Replacement VM Agreement, and a $5,000 monthly administrative fee while any funds remain outstanding thereunder. The Replacement VM Agreement is due and payable in full on September 30, 2021. Any repayment of the Replacement VM Agreement must be accompanied by a 1.5% repayment fee of the amount repaid. On March 25, 2021, $2,500,000 was drawn under the VM Loan. The Replacement VM Agreement is secured by the assets of the Company and guaranteed by certain members of the Company.

On April 6, 2020, the Company entered into a secondary loan and security agreement (“Lender Agreement 2”) with Montgomery Capital Partners III, LP, with a schedule of lenders, for a principal balance of $2,700,000, at an interest rate equal to 14% compounded daily. Principal and accrued interest thereon are due and payable on the maturity date of October 6, 2020. Effective October 11, 2020, an individual lender elected to convert the principal and outstanding accrued interest into Series 3 Preferred shares totaling $214,540. The Lender Agreement 2 is secured by certain assets of the Company, a lien on the real property at 1006 E main Street, Madill, Oklahoma 73446, subject to the Permitted Liens, having a net book value of approximately $1,524,933, and guaranteed by certain members of the Company. As of December 31, 2020, the principal amount remaining on the Lender Agreement 2 was $2,500,000. Effective January 22, 2021, the Lender Agreement 2 was amended to extend the maturity date to March 15, 2021 under similar terms, and waive any and all events of default under the original agreement. Additionally the Company maintains an option to elect a secondary extension option, to extend maturity to June 15, 2021, if certain conditions are met, which the Company exercised effective March 15, 2021.

On June 23, 2020, the Company entered into a promissory note agreement with Origin Bank (“Security Agreement 3”) for the principal amount of $2,000,000. The Security Agreement 3 calls for interest only payments beginning August 5, 2020 through September 5, 2020, at an interest rate 5% per annum, with the entire balance maturing on October 5, 2020. The Security Agreement 3 is secured by the assets of the Company, and guaranteed by certain members of the Company. As of December 31, 2020, the principal amount due on Security Agreement 3 was $2,000,000.

Short Term Debt, continued

On December 11, 2020, the Company entered into a note payable agreement (“Seller Note 2”) as a result of the transaction to acquire certain assets of Kalahari Brands, Inc., in the principal sum of $3,245,843, bearing interest at a fixed rate of 8% per annum, due semi-annually on June 30, 2021, and upon maturity on December 31, 2021. The Seller Note 2 has incentive options for prepayment to reduce total obligations, but as of the date of issuance of these financial statements, these options have not been utilized. Additionally, the Company is subject to mandatory prepayment if within one year the Company raises over $8,500,000 (“Threshold Amount”) in the sale of additional equity units in Stryve Foods, LLC at a rate of 0.5:1 for any amounts in excess of the Threshold Amount. The note is secured by assets purchased as a part of the transaction with a net book value of $4,984,906. As of December 31, 2020, the principal amount outstanding on the Seller Note 2 was $3,245,843.

Related Party Notes Payable

In December 2020 and 2019, the Company entered into note payable agreements (the “Member Notes Payable”) with members of the Company with principal balances of $200,000 and $1,740,000, respectively. The Member Notes Payable bear interest at 8% per annum. Outstanding principal and accrued interest are due at maturity ranging from May 2019 through January 2022. The principal amount outstanding on Member Notes Payable was $3,001,366 (VM Agreement) and $3,662,067 as of December 31, 2020 and 2019, respectively.

Effective December 31, 2020, the Company entered into an agreement with certain Class A shareholders (the “Exchange”) who were also noteholders to the business to convert outstanding principle and accrued interest associated with those notes, totaling $4,709,317 to 29,896 Series 3 Preferred units (converted at fair value).

Convertible Notes

From August 19, 2019 through December 2, 2019, the Company entered into multiple convertible note agreements (the “2019 Convertible Notes”) totaling $5,414,390. The 2019 Convertible Notes mature 24 months after issuance, and bear interest at rate of 6% per annum and are payable upon maturity. Upon a triggering event or maturity, the 2019 Convertible Notes convert into Series 3 preferred units based upon the calculations defined in the 2019 Convertible Note agreements. The 2019 Convertible Notes are subordinate in right of payment to all current and future indebtedness of the Company.

From January 1, 2020, through July 1, 2020, the Company entered into multiple convertible note agreements (the “2020 Convertible Notes”) with various lenders totaling $2,840,000. The 2020 Convertible Notes mature 24 months after issuance, and bear interest at rate of 6% per annum and are payable upon maturity. Upon a triggering event or maturity, the 2020 Convertible Notes convert into Series 3 preferred units based upon the calculations defined in the 2020 Convertible Note agreements. The 2020 Convertible Notes are subordinate in right of payment to all current and future indebtedness of the Company.

The terms of the 2020 Convertible Notes and 2019 Convertible Notes (collectively the “Convertible Notes”) are substantively the same.

Convertible Notes, continued

The Company accounts for the 2020 Convertible Notes and 2019 Convertible Notes in accordance with ASC 470-20-25, “Debt with Conversion and Other Options”. The Convertibles provide for three methods of conversion:

1.	Next equity financing – note is convertible at a 20% discount to the valuation utilized by the cheapest security issued in conjunction with the Next Equity Financing but in no event greater than $60,000,000. This is a contingent event that would not require initial recognition of the stated beneficial conversion feature until contingency is resolved.
2.	Transaction conversion – qualifying transaction as defined in the convertible note agreements. This is a contingent event that would not require initial recognition of the stated beneficial conversion feature until contingency is resolved.
3.	Maturity - converts at the applicable Conversion Price in the note agreements

The Convertible Notes are net of Subscriptions due from certain Members and an Officer of the Company totaling $1,650,000.

As of December 31, 2020 and 2019, the long-term and short-term principal balances on the Convertible are $8,254,390 and $5,414,390, respectively.

Payroll Protection Loan

On April 10, 2020, the Company received loan proceeds in the amount of $1,669,552 under the Paycheck Protection Program (“PPP”) which was established as part of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered through the Small Business Administration (“SBA”). The PPP provides loans to qualifying businesses in amounts up to 2.5 times their average monthly payroll expenses and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (eight or twenty-four weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent, and utilities. The forgiveness amount will be reduced if the borrower terminates employees or reduces salaries and wages more than 25% during the covered period. Any unforgiven portion is payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrower’s loan forgiveness amount to the lender, or, if the borrower does not apply for forgiveness, ten months after the end of the covered period. PPP loan terms provide for customary events of default, including payment defaults, breaches of representations and warranties, and insolvency events and may be accelerated upon the occurrence of one or more of these events of default. Additionally, PPP loan terms do not include prepayment penalties.

The Company met the PPP’s loan forgiveness requirements, and therefore, applied for forgiveness during December of 2020. When legal release is received, the Company will record the amount forgiven as forgiveness income within the other income section of its statement of operations. If any portion of the Company’s PPP loan is not forgiven, the Company will be required to repay that portion, plus interest, over 19 monthly installments with the repayment term beginning at the time that the SBA remits the amount forgiven to the Company’s lender.

The SBA reserves the right to audit any PPP loan, regardless of size. These audits may occur after forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain their PPP loan documentation for six years after the PPP loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.

Other Notes Payable

The Company holds various financing and lease agreements with original principal balances ranging from $20,000 through $34,000 for the years ended December 31, 2020 and 2019. The vehicle financing agreements call for monthly principal and interest payments ranging from $368 through $585 and bear interest at fixed rates ranging from 3.89% through 6.81% per annum. Outstanding principal and accrued interest are due at maturity, ranging from October 12, 2022 through September 13, 2024. The principal amount due on the agreements was $212,066 and $407,893 as of December 31, 2020 and 2019, respectively. The financing agreements are secured by the net book value of the vehicles purchased, totaling $367,912 and $210,251 as of December 31, 2020 and 2019.

The Other Notes Payable, Related Party Notes Payable, and Seller Notes are subordinated to the Line of Credit and Credit Facility.

Future minimum principal payments on the notes payable are as follows for the years ending December 31:

2021	$22,649,995
2022	4,493,041
2023	2,744,905
2024	161,093
2025	11,688
$30,060,722